OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment Profit
	Year ended December 31,
	2025	2024	2023
Revenues	51,790	46,527	46,695
Less:
Raw materials	13,404	12,209	11,661
Manufacturing	9,610	7,904	7,467
Salaries	22,215	18,828	16,787
Depreciation	2,104	1,546	1,317
Other segment items*	3,636	1,816	3,110

Net profit	826	4,224	6,353

*	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

Schedule of Customers Who Accounted For Over 10% of The Total Consolidated Revenues
	Year ended December 31,
	2025	2024	2023

Customer A - Sales of manufactured products	18.3%	8.3%	13.7%
Customer B - Sales of manufactured products	6.0%	15.5%	14.0%

Schedule of Revenues By Geographic Areas
Israel	35,305	30,709	26,735
North America	4,666	4,019	5,198
Netherlands	4,425	4,976	5,673
India	3,501	4,691	6,480
Others	3,893	2,132	2,609

	51,790	46,527	46,695

Schedule of Primary Industries for Printed Circuit Boards
Defense and aerospace equipment	73%	65%	51%
Medical equipment	7%	6%	7%
Industrial equipment	9%	13%	14%
Distributors, contract electronic manufacturers and others	11%	16%	28%

	100%	100%	100%